Share-based payments (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Assumptions Used to Determine Fair Value of Options Granted

The following weighted-average assumptions were used as inputs into the Black-Scholes option pricing model to determine the fair value of options on the date of grant, excluding the options granted pursuant to the acquisition of The PrivateBank:

For the year ended October 31	2018	2017	2016
Weighted-average assumptions
Risk-free interest rate	2.08%	1.58%	1.34%
Expected dividend yield	5.15%	5.75%	6.14%
Expected share price volatility	14.74%	14.53%	17.26%
Expected life	6 years	6 years	6 years
Share price/exercise price	$120.02	$110.83	$97.73

Summary of Stock Option Activity and Related Information

Stock option plans

As at or for the year ended October 31		2018		2017		2016
	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price	Number of stock options	Weighted- average exercise price
Outstanding at beginning of year	4,876,673	$84.28	4,073,451	$86.92	4,100,310	$82.62
Granted	756,516	120.02	1,935,997	75.83	804,923	97.73
Exercised (2)	(876,309)	67.84	(990,934)	76.78	(815,767)	75.86
Forfeited	(42,443)	103.98	(133,581)	99.77	(13,380)	91.99
Cancelled/expired	(1,274)	45.08	(8,260)	58.99	(2,635)	87.36
Outstanding at end of year	4,713,163	$91.05	4,876,673	$84.28	4,073,451	$86.92
Exercisable at end of year	1,898,125	$71.89	1,988,449	$64.28	1,485,607	$74.94
Available for grant	10,990,698		1,777,497		2,452,442

(1)

For foreign currency-denominated options granted and exercised during the year, the weighted-average exercise prices are translated using exchange rates as at the grant date and settlement date, respectively. The weighted-average exercise price of outstanding balances as at October 31, 2018 reflects the conversion of foreign currency-denominated options at the year-end exchange rate.

(2)	The weighted-average share price at the date of exercise was $120.55 (2017: $110.44; 2016: $99.66).

Summary of Stock Options Outstanding and Vested

Stock options outstanding and vested

As at October 31, 2018	Stock options outstanding			Stock options vested
Range of exercise prices	Number outstanding	Weighted- average contractual life remaining	Weighted- average exercise price	Number outstanding	Weighted- average exercise price
$11.00 – $55.00	406,223	3.53	$30.99	406,223	$30.99
$55.01 – $65.00	256,369	6.81	60.09	112,313	61.06
$65.01 – $75.00	309,799	2.41	71.21	308,942	71.22
$75.01 – $85.00	449,095	3.68	79.77	448,600	79.77
$85.01 – $95.00	401,117	5.28	90.92	383,443	90.86
$95.01 – $105.00	1,231,988	6.66	99.63	238,604	102.25
$105.01 – $115.00	1,658,572	8.59	114.95	–	–
	4,713,163	6.40	$92.45	1,898,125	$71.89